Condensed Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Jun. 30, 2024
Cash		$ 852,463	$ 2,581,086
Accounts receivable		22,016,884	21,313,735
Deferred offering costs			817,871
Prepaid expenses and other receivables		2,027,167	41,966
Total current assets		24,896,514	24,754,658
Intangible assets, net		8,592,817	2,425,694
Right-of-use assets, net		762,644
Total non-current asset		9,355,461	2,425,694
Total assets		34,251,975	27,180,352
Accounts payable		3,280,565	284,067
Income tax payable		2,508,021	2,724,998
Convertible promissory notes			4,889,074
Warrant liabilities		4,782,915
Accrued expenses and other liabilities		5,684,775	5,263,239
Lease liabilities, current		110,832
Deferred tax liabilities		332,626
Total current liabilities		17,236,272	14,127,154
Lease liabilities, non-current		687,093
Total non-current liability		687,093
Total liabilities		17,923,365	14,127,154
Commitments and contingencies
Ordinary shares (US$0.0001 par value per share; 500,000,000 authorized as of December 31, 2024 and June 30, 2024, respectively; 37,132,968 and 30,280,768 issued and outstanding as of December 31, 2024 and June 30, 2024, respectively)	[1]	3,713	3,028
Additional paid-in capital	[1]	2,212,361	4,528
Retained earnings		14,112,536	13,045,642
Shareholders’ equity		16,328,610	13,053,198
Total liabilities and shareholders’ equity		34,251,975	27,180,352
Related Party
Amount due to related parties		$ 536,538	$ 965,776

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.